Investments in Joint Ventures (Details Textual) € in Thousands, ₪ in Millions, ₨ in Millions, $ in Millions							1 Months Ended						12 Months Ended
	Apr. 01, 2019	Jul. 05, 2018 USD ($)	Jul. 05, 2018 EUR (€)	Dec. 02, 2015 a	Sep. 16, 2015 ILS (₪) a	Sep. 16, 2015 USD ($) a	Mar. 31, 2019	Mar. 31, 2018 EUR (€)	Mar. 31, 2018 INR (₨)	Jun. 30, 2017 EUR (€)	Jun. 30, 2017 INR (₨)	Mar. 31, 2008 a	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪) Acres	Dec. 31, 2017 USD ($) Acres	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2007 a
Disclosure of joint ventures [line items]
Total consideration		$ 1,060.0	€ 13,200										$ 199.0
Acquisition amount | ₪														₪ 20
Percentage of consideration				100.00%	80.00%	80.00%						10.00%	100.00%
Acres												440							74.73
Proportion of ownership interest in joint venture													50.00%
Percentage of comprehensive income loss													100.00%
Percentage of investee													50.00%
Description investment in EPI													Holds 47.5% of the shares of of Elbit Plaza India Real Estate Holdings Limited ("EPI") which holds plots in Bangalore and Chennai, India (see section 2 below). The remaining 5% equity rights are held by the Company's former Executive Vice Chairman (VC) of the Board. The VC Shares shall not be entitled to receive any distributions or payment from the EPI until the Group's investments (principal and interest calculated in accordance with a mechanism provided for in the agreement) in EPI have been fully repaid. The Company and PC each have the right to appoint 50% of the board members of EPI.
Description of realizable value measurement of Bangalore projec													The Group measured the net realizable value of the project. The net realizable value of the project is INR 235 crores (approximately EUR 29.5 million); (2017 - INR 209.1 crores million approximately EUR 27.4). The plot in Bangalore is still in land stage and therefore the value of the plot has been derived using land comparable method. The valuation of the property reflects the interest that the partner still holds in the plot (10% as described above), the size of the plot and the non-contiguous land parcel. The local authorities have proposed a revised master plan for Bangalore under which it is proposed to change certain regulations pertaining to zoning of the plot which if given effect might adversely affect the development prospects on the plot. The Company being aggrieved by the proposed change was entitled to and has filed the necessary objections with the concerned authorities and believes that the current zoning regulations will be maintained. Management believes that the current discount rate used towards this end is an appropriate estimation in the current circumstances.	The Group measured the net realizable value of the project. The net realizable value of the project is INR 235 crores (approximately EUR 29.5 million); (2017 - INR 209.1 crores million approximately EUR 27.4). The plot in Bangalore is still in land stage and therefore the value of the plot has been derived using land comparable method. The valuation of the property reflects the interest that the partner still holds in the plot (10% as described above), the size of the plot and the non-contiguous land parcel. The local authorities have proposed a revised master plan for Bangalore under which it is proposed to change certain regulations pertaining to zoning of the plot which if given effect might adversely affect the development prospects on the plot. The Company being aggrieved by the proposed change was entitled to and has filed the necessary objections with the concerned authorities and believes that the current zoning regulations will be maintained. Management believes that the current discount rate used towards this end is an appropriate estimation in the current circumstances.	The Group measured the net realizable value of the project. The net realizable value of the project is INR 235 crores (approximately EUR 29.5 million); (2017 - INR 209.1 crores million approximately EUR 27.4). The plot in Bangalore is still in land stage and therefore the value of the plot has been derived using land comparable method. The valuation of the property reflects the interest that the partner still holds in the plot (10% as described above), the size of the plot and the non-contiguous land parcel. The local authorities have proposed a revised master plan for Bangalore under which it is proposed to change certain regulations pertaining to zoning of the plot which if given effect might adversely affect the development prospects on the plot. The Company being aggrieved by the proposed change was entitled to and has filed the necessary objections with the concerned authorities and believes that the current zoning regulations will be maintained. Management believes that the current discount rate used towards this end is an appropriate estimation in the current circumstances.
Chennai [Member]
Disclosure of joint ventures [line items]
Total consideration					₪ 87	$ 161.7
Net realizable value of project														₪ 73		₪ 73	$ 1,351.0	$ 1,351.0
Acres					74.73	74.73
Description of commitment for trading property					Since the Local Partner had breached its commitment, EPI exercised its rights and forfeited the Local Partner's 20% holdings in the Chennai Project SPV. Accordingly, as of the balance sheet date EPI has 100% of the equity and voting rights in the Chennai Project SPV.	Since the Local Partner had breached its commitment, EPI exercised its rights and forfeited the Local Partner's 20% holdings in the Chennai Project SPV. Accordingly, as of the balance sheet date EPI has 100% of the equity and voting rights in the Chennai Project SPV.
Bangalore [Member]
Disclosure of joint ventures [line items]
Amount agreed in previous agreement										€ 40,200	₨ 3,210
Revised agreement purchase amount								€ 44,500	₨ 3,500	29,800	2,280
Purchas paid epi additional amount								6,060	460	42,400	3,380
Purchase in unequal monthly installments										€ 13,800	₨ 1,100
Final installments of related party								€ 26,900	₨ 2,120
Acres				8.7								54
Bangalore [Member] | Subsequent Event [Member]
Disclosure of joint ventures [line items]
Percentage of consideration							50.00%
Description of purchaser							The Company announced that the Purchaser has further paid to EPI INR 9.25 cores (approximately EUR 1.15 million). During April 2019 EPI has reached an understandings with the purchaser according to which: (i) the closing date for the transaction will be extended to November 2019 (instead of August 2019) (the "Closing Date"); and (ii) the consideration will be increased to approximately 45.64 (INR 356 crores) (instead of INR 350 crores) (the "Consideration"). The Closing Date can be further extended to August 2020, subject to mutually agreed payment terms. As for the approval date of the financial reporting the purchaser paid in total INR 80 crores (approximately EUR 10.26 million) against INR 90 crores (approximately EUR 11.5 million) that was supposed to be paid by end of April 2019 according to mutual understating.
Kochi [Member]
Disclosure of joint ventures [line items]
Description of investment in joint venture													The Project SPV has entered into an agreement for the purchase of a land located in Kochi, India according to which it has acquired 13 acres ("Property A") for a total consideration of INR 1,495 million (NIS 80 millions) payable subject to fulfilment of certain obligations and conditions by the seller. Up to the balance sheet date the Project SPV has paid INR 720 million (NIS 40 million) to the seller in consideration for the transfer of title in Property A to the Project SPV. The Company's share in such acquisition amounts to approximately NIS 20 million.
Project SPV [Member]
Disclosure of joint ventures [line items]
Subsection agreement percentage														50.00%				50.00%
Total consideration														₪ 40	$ 720.0
Project SPV [Member] | Subsequent Event [Member]
Disclosure of joint ventures [line items]
Description of sale of stock	The Company has sold its entire interest in the ProjectSPV and received USD 0.72 million, i.e., 50% out of the total consideration of USD 1.4 million.. The remaining 50% will be paid to the Company in the beginning of 2020.
Property A [Member]
Disclosure of joint ventures [line items]
Total consideration														₪ 84	$ 1,495.0
Purchase of land acquired | Acres														13	13